Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2015
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Apr. 08, 2016
Document Effective Date	Apr. 08, 2016
Prospectus Date	Dec. 01, 2015
Eaton Vance Hexavest Global Equity Fund | Class A
Risk/Return:
Trading Symbol	EHGAX
Eaton Vance Hexavest Global Equity Fund | Class I
Risk/Return:
Trading Symbol	EHGIX